Primary Sources Considered when Determining Fair Value of Trading Securities (Detail) (Trading securities, USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	$ 401	$ 480	$ 524
Broker quotes	67	76	264
Fair value	468	556	788
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	0	0	0
Broker quotes	0	0	0
Fair value	0	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	401	480	524
Broker quotes	0	0	0
Fair value	401	480	524
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	0	0	0
Broker quotes	67	76	264
Fair value	$ 67	$ 76	$ 264